Morgan, Lewis & Bockius LLP                                    Morgan Lewis
1701 Market Street                                             Counselors at Law
Philadelphia, PA  19103-2921
Tel:  215.963.5000
Fax:  215.963.5001
www.morganlewis.com


May 5, 2014

VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


Re:     The KP Funds (File Nos.333-188279 and 811-22838)
        ------------------------------------------------

Ladies and Gentlemen:

On behalf of our client, The KP Funds (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the forms of the Trust's Prospectuses and Statement of Additional Information dated May 1, 2014 that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 1, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-14-000295) on April 30, 2014.

Please do not hesitate to contact the undersigned at 215.963.5862 should you have any questions.

Very  truly  yours,

/s/ David Freese
----------------
David Freese